Performance Management - T. Rowe Price Global Growth Stock Fund	Dec. 22, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	32.25%	Worst Quarter	6/30/22	-19.00%
The fund’s return for the nine months ended 9/30/25 was 12.29%.
Year to Date Return, Label [Optional Text]	The fund’s return for the nine months ended
Bar Chart, Year to Date Return	12.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
Periods ended
December 31, 2024

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						10/27/2008
Returns before taxes	18.81%	9.79%	10.46%	—%
Returns after taxes on distributions	18.80	8.89	9.74	—
Returns after taxes on distributions and sale
of fund shares	11.15	7.45	8.35	—
I Class						03/06/2017
Returns before taxes	19.09	10.01	—	12.15
Advisor Class						10/27/2008
Returns before taxes	18.57	9.55	10.27	—

MSCI All Country World Index Net (reflects no deduction for fees or expenses)
	17.49	10.06	9.23	10.39	[a]

MSCI All Country World Index Growth Net (reflects no deduction for fees or expenses)
	24.23	13.07	11.88	13.68	[a]
Lipper Global Multi-Cap Growth Funds Average
	17.17	9.69	9.98	11.38	[b]

[a]	Return since 3/6/17.

[b]	Return since 2/28/17.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com